Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.
#: 1
	$ 383,600,000	Taxes	CANADA	BRITISH COLUMBIA	Government of British Columbia
#: 2
	8,140,000	Fees	CANADA	BRITISH COLUMBIA	Government of British Columbia
#: 3
	382,490,000	Taxes	CANADA		Government of Canada
#: 4
	680,000	Fees	CANADA		Government of Canada
#: 5
	7,080,000	Taxes	CANADA	BRITISH COLUMBIA	District of Sparwood
#: 6
	610,000	Fees	CANADA	BRITISH COLUMBIA	District of Sparwood
#: 7
	3,710,000	Royalties	CANADA		Citxw Nlaka'pamux Assembly
#: 8
	3,780,000	Fees	CANADA		Citxw Nlaka'pamux Assembly
#: 9
	7,280,000	Taxes	CANADA	BRITISH COLUMBIA	District of Elkford
#: 10
	5,790,000	Royalties	CANADA		Ktunaxa Nation Council
#: 11
	1,190,000	Fees	CANADA		Ktunaxa Nation Council
#: 12
	1,980,000	Royalties	CANADA		Nlaka'pamux Nation Tribal Council
#: 13
	1,580,000	Fees	CANADA		Nlaka'pamux Nation Tribal Council
#: 14
	3,250,000	Taxes	CANADA	BRITISH COLUMBIA	District of Logan Lake
#: 15
	1,730,000	Royalties	CANADA		Lower Nicola Indian Band
#: 16
	940,000	Fees	CANADA		Lower Nicola Indian Band
#: 17
	1,210,000	Fees	CANADA		Tobacco Plains Indian Band
#: 18
	1,080,000	Fees	CANADA		Stk'emlupsemc Te Secwepemc Nation
#: 19
	1,040,000	Fees	CANADA		Cooks Ferry Indian Band
#: 20
	390,000	Taxes	CANADA	ALBERTA	Government of Alberta
#: 21
	280,000	Fees	CANADA	ALBERTA	Government of Alberta
#: 22
	390,000	Fees	CANADA		Fort McKay First Nation
#: 23
	270,000	Fees	CANADA	BRITISH COLUMBIA	British Columbia Securities Commission
#: 24
	250,000	Fees	CANADA		Athabasca Chipewyan First Nation
#: 25
	250,000	Fees	CANADA		Tahltan Nation
#: 26
	230,000	Taxes	CANADA	BRITISH COLUMBIA	City of Kimberley
#: 27
	180,000	Fees	CANADA		Kanaka Bar Indian Band
#: 28
	160,000	Taxes	CANADA	ALBERTA	Yellowhead County
#: 29
	150,000	Taxes	CANADA	BRITISH COLUMBIA	District of Tumbler Ridge
#: 30
	150,000	Infrastructure	CANADA	BRITISH COLUMBIA	Regional District of Central Kootenay
#: 31
	140,000	Fees	CANADA	NEWFOUNDLAND AND LABRADOR	Government of Newfoundland and Labrador
#: 32
	110,000	Fees	CANADA		Mikisew Cree First Nation
#: 33
	100,000	Fees	CANADA		Alexis Nakota Sioux Nation
#: 34
	136,540,000	Taxes	PERU		Government of Peru
#: 35
	5,620,000	Fees	PERU		Government of Peru
#: 36
	24,570,000	Infrastructure	PERU		Government of Peru
#: 37
	1,410,000	Infrastructure	PERU	ÃNCASH	Region of Ancash
#: 38
	68,870,000	Taxes	UNITED STATES		Government of United States
#: 39
	80,000	Fees	UNITED STATES		Government of United States
#: 40
	46,120,000	Taxes	UNITED STATES	ALASKA	District of Northwest Arctic Borough
#: 41
	44,640,000	Taxes	UNITED STATES	ALASKA	State of Alaska
#: 42
	1,230,000	Fees	UNITED STATES	ALASKA	State of Alaska
#: 43
	1,040,000	Fees	UNITED STATES	ALASKA	Native Village of Kivalina
#: 44
	150,000	Taxes	UNITED STATES	MINNESOTA	State of Minnesota
#: 45
	800,000	Fees	UNITED STATES	MINNESOTA	State of Minnesota
#: 46
	930,000	Taxes	UNITED STATES	TEXAS	State of Texas
#: 47
	420,000	Taxes	UNITED STATES	MINNESOTA	St. Louis County
#: 48
	320,000	Taxes	UNITED STATES	CALIFORNIA	State of California
#: 49
	230,000	Fees	UNITED STATES	ARIZONA	State of Arizona
#: 50
	210,000	Taxes	UNITED STATES	WASHINGTON	City of Pend Oreille
#: 51
	110,000	Fees	UNITED STATES	ALASKA	City of Kivalina
#: 52
	100,000	Fees	UNITED STATES	OREGON	State of Oregon
#: 53
	40,550,000	Taxes	CHILE		Government of Chile
#: 54
	990,000	Fees	CHILE		Government of Chile
#: 55
	2,430,000	Fees	CHILE		Quechua Indigenous Community of Huatacondo
#: 56
	1,080,000	Taxes	CHILE	REGIÃ“N METROPOLITANA DE SANTIAGO	Municipality of Las Condes
#: 57
	970,000	Fees	CHILE		Salar de Coposa Aymara Indigenous Association
#: 58
	740,000	Taxes	CHILE	COQUIMBO	Municipality of Andacollo
#: 59
	290,000	Taxes	CHILE	TARAPACÃ	Municipality of Pica
#: 60
	250,000	Fees	CHILE		Arturo Prat University
#: 61
	250,000	Fees	CHILE		Yatin UTA Matilla's Indigenous Association
#: 62
	230,000	Fees	CHILE		Wilamasi Indigenous Association of Mamaq'Uta Fishermen, Caleta Chanavaya
#: 63
	210,000	Fees	CHILE		Quechua Indigenous Community of Ollague
#: 64
	180,000	Taxes	CHILE	TARAPACÃ	Municipality of Iquique
#: 65
	170,000	Fees	CHILE		Aymara Indigenous Association of Chanavaya Cove
#: 66
	160,000	Fees	CHILE		Sallihuinca Indigenous Association
#: 67
	110,000	Fees	CHILE		Aymara Indigenous Livestock and Cultural Association
#: 68
	530,000	Fees	AUSTRALIA	NORTHERN TERRITORY	Northern Territory Government
#: 69
	390,000	Fees	MEXICO		Government of Mexico
#: 70
	670,000	Taxes	TÃœRKIYE		Government of Turkey
#: 71
	$ 170,000	Fees	TÃœRKIYE		Government of Turkey